Financial assets and liabilities (Details 6) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Financial Assets, Carrying Amount	$ 138,298,753	$ 142,788,771
Financial Assets, Fair Value	138,298,753	142,788,771
Financial Liabilities, Carrying Amount	63,426,963	83,754,535
Financial Liabilities, Fair Value	63,426,963	83,754,535
Trade and Other Receivables
Statement [Line Items]
Financial Assets, Carrying Amount	86,210,942	103,593,416
Financial Assets, Fair Value	86,210,942	103,593,416
Cash and Cash Equivalents
Statement [Line Items]
Financial Assets, Carrying Amount	9,243,771	548,787
Financial Assets, Fair Value	9,243,771	548,787
Other Financial Assets
Statement [Line Items]
Financial Assets, Carrying Amount	42,844,040	38,646,568
Financial Assets, Fair Value	42,844,040	38,646,568
Loans and Borrowings
Statement [Line Items]
Financial Liabilities, Carrying Amount	63,426,963	83,754,535
Financial Liabilities, Fair Value	$ 63,426,963	$ 83,754,535